Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement Parent Corporation

	Year ended Dec. 31,
(in millions)	2014	2013	2012
Dividends from bank subsidiaries	$775	$1,010	$645
Dividends from nonbank subsidiaries	44	210	199
Interest revenue from bank subsidiaries	67	60	120
Interest revenue from nonbank subsidiaries	98	101	126
Gain on securities held for sale	1	32	11
Other revenue	24	26	47
Total revenue	1,009	1,439	1,148
Interest (including, $62, $50, $30, to subsidiaries, respectively)	257	245	340
Other expense	71	94	103
Total expense	328	339	443
Income before income taxes and equity in undistributed net income of subsidiaries	681	1,100	705
Provision (benefit) for income taxes	(155)	(93)	(83)
Equity in undistributed net income:
Bank subsidiaries	910	184	936
Nonbank subsidiaries (a)	821	727	713
Net income (a)	2,567	2,104	2,437
Preferred stock dividends	(73)	(64)	(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation (a)	$2,494	$2,040	$2,419

(a)
Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Condensed Balance Sheet Parent Corporation

	Dec. 31,
(in millions)	2014	2013
Assets:
Cash and due from banks	$7,517	$6,959
Securities	30	34
Loans, net of allowance	76	19
Investment in and advances to subsidiaries and associated companies: (a)
Banks (a)	28,600	27,888
Other (a)	26,471	24,420
Subtotal (a)	55,071	52,308
Corporate-owned life insurance	712	699
Other assets (a)	1,361	2,469
Total assets (a)	$64,767	$62,488
Liabilities:
Deferred compensation	$501	$500
Commercial paper	—	96
Affiliate borrowings	6,120	3,416
Other liabilities (a)	1,194	2,175
Long-term debt	19,511	18,804
Total liabilities (a)	27,326	24,991
Shareholders’ equity (a)	37,441	37,497
Total liabilities and shareholders’ equity (a)	$64,767	$62,488

(a)
Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Condensed Statement of Cash Flows Parent Corporation

	Year ended Dec. 31,
(in millions)	2014	2013	2012
Operating activities:
Net income (b)	$2,567	$2,104	$2,437
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	—	1	13
Equity in undistributed net (income) of subsidiaries (b)	(1,731)	(911)	(1,649)
Change in accrued interest receivable	23	21	13
Change in accrued interest payable	18	(5)	(16)
Change in taxes payable (a)	91	63	177
Other, net	2	(22)	(179)
Net cash provided by operating activities	970	1,251	796
Investing activities:
Purchases of securities	—	—	—
Proceeds from sales of securities	7	67	86
Change in loans	(57)	(6)	7
Acquisitions of, investments in, and advances to subsidiaries	(1,603)	722	175
Other, net	107	11	17
Net cash provided by/(used in) investing activities	(1,546)	794	285
Financing activities:
Net change in commercial paper	(96)	(242)	328
Proceeds from issuance of long-term debt	4,686	3,892	2,761
Repayments of long-term debt	(4,071)	(2,023)	(4,163)
Change in advances from subsidiaries	2,704	78	(53)
Issuance of common stock	396	288	65
Treasury stock acquired	(1,669)	(1,026)	(1,148)
Issuance of preferred stock	—	494	1,068
Cash dividends paid	(833)	(744)	(641)
Tax benefit realized on share based payment awards	17	15	—
Net cash provided by/(used in) financing activities	1,134	732	(1,783)
Change in cash and due from banks	558	2,777	(702)
Cash and due from banks at beginning of year	6,959	4,182	4,884
Cash and due from banks at end of year	$7,517	$6,959	$4,182
Supplemental disclosures
Interest paid	$275	$241	$324
Income taxes paid	$946	$94	$401
Income taxes refunded	$54	$14	$1

(a)	Includes payments received from subsidiaries for taxes of $452 million in 2014, $192 million in 2013 and $648 million in 2012.

(b)
Cash flows for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.